REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($)	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenues from the sale of mining equipment - net	$ 717,147	$ 169,721
Revenue from hosting, net	0	11,864
Revenue from self-mining	483,683	329,723
Total revenue	$ 1,200,830	$ 511,308